Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 195,765	$ 229,974
Account receivable		97
Prepaid expenses and other current assets	27,718	28,105
Total current assets	223,483	258,176
Property and equipment, net	10,093	8,608
Intangible assets, net	16	23
Other non-current assets	1,655	1,805
Total assets	235,247	268,612
CURRENT LIABILITIES:
Accounts payable	5,528	8,093
Accrued expenses and other current liabilities	10,292	10,719
Total current liabilities	15,820	18,812
Total liabilities	15,820	18,812
Commitments and contingencies (Note 12)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	458,857	456,293
Accumulated other comprehensive loss	11,368	9,342
Accumulated deficit	(250,935)	(215,990)
Total shareholders’ equity	219,427	249,800
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	235,247	268,612
Deferred Shares
SHAREHOLDERS’ EQUITY:
Deferred shares, value		2
Deferred B Shares
SHAREHOLDERS’ EQUITY:
Deferred shares, value		$ 153
Deferred Shares Two
SHAREHOLDERS’ EQUITY:
Deferred shares, value	$ 137